Interest and Finance Costs, net (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments	$ (1,894)	$ 2,981	$ 632	$ 1,160
Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	5		5
Notional amount of floating-to-fixed interest rate swaps	$ 282,113		$ 282,113
Fixed interest rate	3.08%		3.08%
Floating rate basis			six-month LIBOR
Interest Rate Swaps | Minimum
Derivatives Fair Value [Line Items]
Maturity date			Jul. 30, 2020
Interest Rate Swaps | Maximum
Derivatives Fair Value [Line Items]
Maturity date			Oct. 31, 2027
Designated as Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	4		4		4
Fair value of hedging interest rate swaps	$ (14,566)		$ (14,566)		$ (5,000)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months	$ 1,350		$ 1,350
Not Designated as Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	1		1		1
Fair value of hedging interest rate swaps	$ (182)		$ (182)		$ (39)
Change in fair value of non-hedging financial instruments			$ (143)
Not Designated as Hedging Instrument | Bunker Swaps
Derivatives Fair Value [Line Items]
Number of bunker swap agreements held	25		25		19
Fair value of bunker swap agreement	$ (3,099)		$ (3,099)		$ (3,972)
Change in fair value of non-hedging financial instruments			$ 874	$ 358
Not Designated as Hedging Instrument | Bunker Swaps | VLCC Ulysses
Derivatives Fair Value [Line Items]
Number of bunker swap agreements entered into		3		3
Fair value of bunker swap agreement		$ 3,960		$ 3,960
Change in fair value of non-hedging financial instruments				696
Number Of Bunker Swaps Terminated						3
Not Designated as Hedging Instrument | Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreements held	3		3		3
Fair value of bunker call option agreements	$ 251		$ 251		$ 350
Change in fair value of non-hedging financial instruments			$ (99)	$ 106